Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 6,754,947	$ 8,365,250
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	30,702,268	24,508,305
Depreciation and amortization	2,449,636	2,420,789
Provision for (prepaid) deferred income taxes	(209,917)	101,845
Other	(112,613)	9,010
Decrease (increase) in miscellaneous other assets	505,882	(1,661,052)
Decrease in other liablities	(2,038,685)	(5,597,982)
Net Cash Provided by (Used in) Operating Activities	38,051,518	28,146,165
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(191,954,686)	(258,275,210)
Loan liquidations	172,600,163	205,642,070
Purchases of marketable debt securities	(7,881,790)	(3,265,479)
Redemptions of marketable debt securities	3,355,000	3,105,000
Fixed asset additions, net	(1,330,021)	(2,330,727)
Fixed asset proceeds from sales	42,125	28,780
Net Cash Provided by (Used in) Investing Activities	(25,169,209)	(55,095,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	7,174,786	965,988
Advances on credit line	84,231,820	93,325,848
Payments on credit line	(98,381,820)	(70,656,848)
Commercial paper issued	33,819,226	47,501,544
Commercial paper redeemed	(35,752,536)	(31,681,169)
Subordinated debt securities issued	2,689,883	3,093,882
Subordinated debt securities redeemed	(2,934,020)	(4,844,803)
Dividends / Distributions	(100,000)	(842,082)
Net Cash Provided by (Used in) Financing Activities	(9,252,661)	36,862,360
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,629,648	9,912,959
CASH AND CASH EQUIVALENTS, beginning	58,458,580	14,025,868
CASH AND CASH EQUIVALENTS, ending	62,088,228	23,938,827
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	10,682,860	8,937,647
Income Taxes Paid	0	1,585,000
Adoption of Lease Accounting Standard ASU 2016-02	$ 0	$ 29,781,213